Term Loans (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
Term Loan Agreement, covenant terms, capital expenditures
Closing Date through December 31, 2012	$ 100,000
Closing Date through March 31, 2013	200,000
Closing Date through June 30, 2013	300,000
Four fiscal quarters ending on September 30, 2013	400,000
Four fiscal quarters ending on each of December 31, 2013 and December 31, 2014	500,000
Four fiscal quarters ending on each of March 31, 2015, June 30, 2015, September 30, 2015 and December 31, 2015	600,000
Four fiscal quarters ending on March 31, 2016, and each consecutive period of four fiscal quarters thereafter	$ 700,000